RETIREMENT BENEFIT PLANS (Tables)	12 Months Ended
Dec. 31, 2023
Employee Benefits [Abstract]
Disclosure of defined benefit plans

US$ MILLIONS	2023	2022
Plan assets	$808	$654
Less accrued benefit obligation	(813)	(679)
Accrued benefit liability (1)	$(5)	$(25)
(1)Primarily presented within Other liabilities’ of the consolidated statements of financial position. Refer to Note 17, Accounts Payable and Other for further details